Financial Instruments (Details 4) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Total	₪ 1,813	₪ 40,480
Long term borrowings [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Total		38,117
Guarantees provided by the Group [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Total	₪ 1,813	₪ 2,363